Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Construction in-progress	Total
	$	$	$		$
Cost
Balance – December 31, 2024	4,350	1,912	267	268	6,797
Additions	151	12	—	135	298
Effects of foreign exchange	97	43	14	10	164
Balance – March 31, 2025	4,598	1,967	281	413	7,259

Accumulated depreciation
Balance – December 31, 2024	3,113	1,607	74	—	4,794
Depreciation	188	81	3	—	272
Effects of foreign exchange	72	34	13	—	119
Balance – March 31, 2025	3,373	1,722	90	—	5,185

Carrying value
Balance – December 31, 2024	1,237	305	193	268	2,003
Balance – March 31, 2025	1,225	245	191	413	2,074